Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable		$ 454,411
Less: Allowance for doubtful accounts
Total accounts receivables		$ 454,411